Long-term investments - Schedule of Income from Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	$ 21,684	$ (215,304)
Dividend and interest income from investments carried at fair value	76,310	87,203
Equity method gain (loss)	4,267	(1,919)
Interest and other income	5,178	6,776
Income (loss) from other long-term investments	9,445	4,857
Income (loss) from long-term investments	107,439	(123,244)
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	21,421	(215,437)
Dividend and interest income from investments carried at fair value	76,260	87,154
Other
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	263	133
Dividend and interest income from investments carried at fair value	$ 50	$ 49